SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Based Payments [Abstract]
SHARE-BASED PAYMENTS [Text Block]

17. SHARE-BASED PAYMENTS

Share option plan

Under the share option plan, employees  are periodically granted share options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant.  During the year ended 2019, the Corporation granted 288,000 performance options to certain employees to acquire shares of the Corporation (2018 - 930,000).

The Corporation did not grant any share options other than performance-based options during 2018 and 2019.

The share option plan authorized the number of options for grant to be determined based on 10% of the larger of the outstanding shares as at March 2, 2016 or any time thereafter. The options available for grant as at December 31, 2019 are shown in the table below:

December 31, 2019
Shares outstanding as at March 2, 2016	15,298,602
Percentage of shares outstanding	10%
Number of options authorized	1,529,860
Less: options issued & outstanding	(1,321,288)
Options available for grant	208,572

The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Corporation's daily share price fluctuated over the expected life of the options. The fair value of options granted in 2019 and 2018 were calculated using the following assumptions.

	2019	2018
Dividend yield	NIL	NIL
Risk free rate	1.39% - 1.67%	2.06% - 2.09%
Expected volatility	40.79% - 44.75%	40.59% - 44.51%
Expected life of options in years	2.46 - 6.00	3.10 - 6.00
Weighted average fair value of options granted (CAD)	$4.37 - $8.95	$4.24 - $6.16

A summary of the status of the Corporation's share option plan as of December 31, 2019 and 2018, and changes during the years ended on those dates is presented below.

	2019		2018
	Number of Options	Weighted Average Exercise Price (in CAD$)	Number of Options	Weighted Average Exercise Price (in CAD$)
Beginning of year	1,229,040	$15.00	615,843	$16.00
Granted	288,000	$16.76	930,000	$13.93
Exercised	(2,338)	$12.34	(308,711)	$13.51
Expired and forfeited	(193,414)	$22.69	(8,092)	$25.56
End of year	1,321,288	$14.26	1,229,040	$15.00
Exercisable at end of year	195,688	$12.00	299,040	$18.32

For the year ended December 31, 2019:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	22,280	1.19	$ 9.89	22,280	$ 9.89
$10.00 to $14.99	1,011,008	4.15	$ 13.65	173,408	$ 12.27
$15.00 to $19.99	288,000	5.58	$ 16.76	-	-
	1,321,288			195,688

For the year ended December 31, 2018:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	22,280	2.19	$ 9.89	22,280	$ 9.89
$10.00 to $14.99	1,105,746	5.21	$ 13.67	175,746	$ 12.27
$15.00 to $19.99	1,169	0.75	$ 19.82	1,169	$ 19.82
$20.00 and over	99,845	0.21	$ 30.84	99,845	$ 30.84
	1,229,040			299,040

Share unit plan

During 2019, 392,898 RSUs were granted (2018 - 442,353). As at December 31, 2019, 496,942 RSUs were outstanding (2018 - 657,727 RSUs).

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2019	657,727	$ 11.50
Granted	392,898	$ 17.01
Vested	(497,284)	$ 12.42
Forfeited	(56,399)	$ 14.14
Balance at December 31, 2019	496,942	$ 14.63

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2018	711,936	$ 10.16
Granted	442,353	$ 13.83
Vested	(457,408)	$ 11.67
Forfeited	(39,154)	$ 11.62
Balance at December 31, 2018	657,727	$ 11.50

Under the Share Unit Plan, share units can be settled in cash or shares at the Corporation's discretion. The Corporation intends to settle all share units in equity at the end of the vesting period. To fulfill this obligation, the Corporation has appointed a trustee to administer the program and purchase shares from the open market through a share purchase trust on a periodic basis. During the year ended December 31, 2019, 540,000 share units (2018 - 272,067) were purchased by the trust at a cost of $6,350 (2018 -$3,062).  The Corporation paid certain withholding taxes in cash rather than reselling shares held in trust into the market. During the year ended December 31, 2019, 497,284 RSUs (2018 - 457,408) vested, for which the Corporation settled 252,394 RSUs (2018 - 266,610) through the issuance of shares held in trust and paid $3,122 (2018 - $2,722) of withholding taxes. As at December 31, 2019, 487,314 of the Corporation's common shares were held in trust for this purpose (2018 - 199,708).

During the year ended 2019, the Corporation recognized employment costs of $5,172 (2018- $4,381) related to all its share-based payment awards.